Non-Controlling Interests - Schedule of Financial Information Subsidiaries (Details)	6 Months Ended
Dec. 31, 2024 MYR (RM)
ARB WMS [Member]
Results
Revenue
(Loss)/Profit for the financial year	(3,872)
Total comprehensive (loss)/income	(3,872)
Cash flows used in operating activities	(3,872)
Cash flows from investing activities
Cash flows used in financing activities
Net decrease in cash and cash equivalents	(3,872)
ARB Distribution [Member]
Results
Revenue	5,716,647
(Loss)/Profit for the financial year	638,002
Total comprehensive (loss)/income	638,002
Cash flows used in operating activities	385,640
Cash flows from investing activities	10
Cash flows used in financing activities	(3,460,000)
Net decrease in cash and cash equivalents	RM (3,074,350)